Schedule of Investments(a)

November 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.94%
Aerospace & Defense–3.66%
AAR Corp.(b)	267,510	$18,538,443

Curtiss-Wright Corp.	311,565	66,643,754

Hexcel Corp.	664,455	46,053,376

		131,235,573

Application Software–10.74%
Altair Engineering, Inc., Class A(b)	629,113	45,585,528

Braze, Inc., Class A(b)	869,949	47,794,998

CCC Intelligent Solutions Holdings, Inc.(b)	3,017,775	35,247,612

DoubleVerify Holdings, Inc.(b)	1,025,862	34,058,618

Guidewire Software, Inc.(b)	422,397	42,214,356

Manhattan Associates, Inc.(b)	240,247	53,587,093

Samsara, Inc., Class A(b)	920,406	25,347,981

Sprout Social, Inc., Class A(b)	486,934	27,706,545

SPS Commerce, Inc.(b)	201,466	34,708,563

Workiva, Inc.(b)	405,709	39,017,035

		385,268,329

Asset Management & Custody Banks–2.56%
Hamilton Lane, Inc., Class A	937,963	91,779,680

Automotive Parts & Equipment–0.83%
Visteon Corp.(b)	251,159	29,805,038

Biotechnology–1.71%
Cytokinetics, Inc.(b)	228,527	7,651,084

Halozyme Therapeutics, Inc.(b)	432,621	16,703,497

ImmunoGen, Inc.(b)	376,312	11,044,757

Karuna Therapeutics, Inc.(b)	91,438	17,483,860

Ultragenyx Pharmaceutical, Inc.(b)	213,417	8,291,250

		61,174,448

Broadline Retail–0.66%
Ollie’s Bargain Outlet Holdings, Inc.(b)	325,096	23,819,784

Building Products–1.56%
AAON, Inc.	522,330	32,697,858

AZEK Co., Inc. (The)(b)	346,148	11,938,644

Trex Co., Inc.(b)	162,406	11,412,270

		56,048,772

Cargo Ground Transportation–2.04%
Saia, Inc.(b)	187,436	73,173,140

Casinos & Gaming–1.41%
Red Rock Resorts, Inc., Class A	1,132,451	50,428,043

Commercial & Residential Mortgage Finance–0.53%
Essent Group Ltd.	389,881	18,846,848

Construction & Engineering–3.23%
Comfort Systems USA, Inc.	402,499	77,915,757

EMCOR Group, Inc.	178,062	37,841,736

		115,757,493

	Shares	Value

Construction Materials–0.56%
Eagle Materials, Inc.	110,632	$20,029,924

Education Services–2.39%
Duolingo, Inc.(b)	404,402	85,850,501

Electrical Components & Equipment–2.26%
Nextracker, Inc., Class A(b)	758,014	30,805,689

Vertiv Holdings Co.	1,150,206	50,217,994

		81,023,683

Electronic Equipment & Instruments–1.58%
Badger Meter, Inc.	263,491	38,830,669

Novanta, Inc.(b)	122,642	17,714,410

		56,545,079

Electronic Manufacturing Services–0.81%
Celestica, inc. (Canada)(b)	1,072,843	28,923,847

Environmental & Facilities Services–3.54%
Casella Waste Systems, Inc., Class A(b)	540,859	43,744,676

Clean Harbors, Inc.(b)	513,913	83,079,175

		126,823,851

Footwear–0.55%
On Holding AG, Class A (Switzerland)(b)	683,379	19,824,825

Health Care Equipment–3.08%
Axonics, Inc.(b)	834,177	46,705,570

Glaukos Corp.(b)	293,055	18,723,284

Inspire Medical Systems, Inc.(b)	72,067	10,472,056

Shockwave Medical, Inc.(b)	102,457	17,883,869

TransMedics Group, Inc.(b)	217,902	16,490,824

		110,275,603

Health Care Facilities–4.09%
Acadia Healthcare Co., Inc.(b)	749,348	54,694,910

Encompass Health Corp.	647,728	42,212,434

Surgery Partners, Inc.(b)	1,521,601	49,832,433

		146,739,777

Health Care Services–1.21%
Privia Health Group, Inc.(b)	1,005,033	20,763,982

RadNet, Inc.(b)	682,370	22,675,155

		43,439,137

Health Care Supplies–2.09%
Haemonetics Corp.(b)	344,012	27,820,250

Lantheus Holdings, Inc.(b)	263,581	18,877,671

Merit Medical Systems, Inc.(b)	393,105	28,130,594

		74,828,515

Health Care Technology–0.57%
Evolent Health, Inc., Class A(b)	730,033	20,294,917

Homebuilding–1.88%
Taylor Morrison Home Corp., Class A(b)	671,380	30,279,238

TopBuild Corp.(b)	125,744	37,192,560

		67,471,798

See accompanying notes which are an integral part of this schedule.

Invesco Discovery Fund

	Shares	Value

Industrial Machinery & Supplies & Components–0.91%
Esab Corp.	425,227	$32,806,263

Investment Banking & Brokerage–1.49%
Evercore, Inc., Class A	363,212	53,591,931

IT Consulting & Other Services–0.86%
Endava PLC, ADR (United Kingdom)(b)	473,902	30,917,366

Life Sciences Tools & Services–3.19%
10X Genomics, Inc., Class A(b)	576,718	25,098,767

Medpace Holdings, Inc.(b)	261,245	70,724,247

Repligen Corp.(b)	117,433	18,466,339

		114,289,353

Managed Health Care–1.26%
HealthEquity, Inc.(b)	385,371	25,827,565

Progyny, Inc.(b)	560,815	19,269,603

		45,097,168

Movies & Entertainment–1.01%
TKO Group Holdings, Inc.	469,768	36,327,159

Oil & Gas Equipment & Services–3.59%
TechnipFMC PLC (United Kingdom)	3,215,136	66,617,618

Weatherford International PLC(b)	684,955	62,118,569

		128,736,187

Oil & Gas Exploration & Production–3.38%
Matador Resources Co.	931,720	53,927,954

Northern Oil and Gas, Inc.	994,510	37,214,564

SM Energy Co.	804,454	30,126,802

		121,269,320

Personal Care Products–3.12%
BellRing Brands, Inc.(b)	550,456	29,119,123

e.l.f. Beauty, Inc.(b)	700,126	82,677,879

		111,797,002

Pharmaceuticals–0.68%
Intra-Cellular Therapies, Inc.(b)	395,937	24,298,654

Property & Casualty Insurance–2.06%
Kinsale Capital Group, Inc.	211,282	73,969,828

Research & Consulting Services–1.18%
Parsons Corp.(b)	681,449	42,447,458

Restaurants–3.49%
CAVA Group, Inc.(b)(c)	285,461	9,708,529

Shake Shack, Inc., Class A(b)	318,117	19,265,165

Texas Roadhouse, Inc.	161,330	18,159,305

Wingstop, Inc.	323,902	77,853,085

		124,986,084

Semiconductor Materials & Equipment–1.59%
Axcelis Technologies, Inc.(b)	134,169	16,674,523

Onto Innovation, Inc.(b)	285,979	40,325,899

		57,000,422

Semiconductors–4.75%
Allegro MicroSystems, Inc. (Japan)(b)	579,142	15,764,245

Credo Technology Group Holding Ltd.(b)	469,041	8,400,524

	Shares	Value

Semiconductors–(continued)
Lattice Semiconductor Corp.(b)	444,728	$26,038,825

MACOM Technology Solutions Holdings, Inc.(b)	556,431	46,729,075

Rambus, Inc.(b)	525,689	35,573,375

Silicon Laboratories, Inc.(b)	194,965	20,543,462

Synaptics, Inc.(b)	169,638	17,174,151

		170,223,657

Soft Drinks & Non-alcoholic Beverages–1.08%
Celsius Holdings, Inc.(b)	781,023	38,668,449

Steel–2.51%
ATI, Inc.(b)	1,037,240	45,586,698

Carpenter Technology Corp.	625,062	44,260,640

		89,847,338

Systems Software–3.76%
CyberArk Software Ltd.(b)	288,151	57,419,850

Gitlab, Inc., Class A(b)	1,012,251	48,932,213

Varonis Systems, Inc.(b)	677,142	28,365,478

		134,717,541

Trading Companies & Distributors–2.24%
Applied Industrial Technologies, Inc.	255,165	40,844,261

H&E Equipment Services, Inc.	893,473	39,589,789

		80,434,050

Transaction & Payment Processing Services–1.25%
Flywire Corp.(b)	1,179,874	27,491,064

Remitly Global, Inc.(b)	806,388	17,369,598

		44,860,662

Total Common Stocks & Other Equity Interests (Cost $2,775,235,364)		3,475,694,497

Money Market Funds–2.69%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(e)	33,724,105	33,724,105

Invesco Liquid Assets Portfolio, Institutional Class, 5.46%(d)(e)	24,076,019	24,088,057

Invesco Treasury Portfolio, Institutional Class, 5.28%(d)(e)	38,541,834	38,541,834

Total Money Market Funds (Cost $96,346,144)		96,353,996

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.63% (Cost $2,871,581,508)		3,572,048,493

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.23%
Invesco Private Government Fund, 5.32%(d)(e)(f)	2,361,428	2,361,428

Invesco Private Prime Fund, 5.55%(d)(e)(f)	6,068,329	6,070,757

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,430,819)		8,432,185

TOTAL INVESTMENTS IN SECURITIES–99.86% (Cost $2,880,012,327)		3,580,480,678

OTHER ASSETS LESS LIABILITIES–0.14%		5,063,291

NET ASSETS–100.00%		$3,585,543,969

See accompanying notes which are an integral part of this schedule.

Invesco Discovery Fund

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$20,168,870	$139,971,888	$(126,416,653)	$-	$-	$33,724,105	$ 555,794
Invesco Liquid Assets Portfolio, Institutional Class	14,395,120	99,979,920	(90,297,610)	7,561	3,066	24,088,057	407,981
Invesco Treasury Portfolio, Institutional Class	23,050,137	159,967,871	(144,476,174)	-	-	38,541,834	635,342
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,676,446	13,092,453	(14,407,471)	-	-	2,361,428	28,890*
Invesco Private Prime Fund	9,453,716	17,330,833	(20,715,942)	1,658	492	6,070,757	80,082*
Total	$70,744,289	$430,342,965	$(396,313,850)	$9,219	$3,558	$104,786,181	$1,708,089

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Discovery Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$3,475,694,497	$–	$–	$3,475,694,497

Money Market Funds	96,353,996	8,432,185	–	104,786,181

Total Investments	$3,572,048,493	$8,432,185	$–	$3,580,480,678

Invesco Discovery Fund